Property, Plant and Equipment - Additional Information (Detail) R$ in Millions, $ in Millions, bbl in Billions	1 Months Ended	6 Months Ended
	Apr. 30, 2019 USD ($)	Jun. 30, 2019 USD ($) bbl	Jun. 30, 2018	Jun. 30, 2019 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Provision and other current liabilities		$ 138
Property, plant and equipment related to assignment agreement		$ 176,784			$ 157,383	$ 176,650
Capitalization rate used for capitalization borrowing costs		6.19%	6.36%
Cessao Onerosa [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reimbursement revenue	$ 9,058
Brazilian Federal Government [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Maximum production of oil and gas equivalent arising of drilling activities for oil, natural gas and other liquid hydrocarbons located in the pre-salt area limited to the production | bbl		5
Useful lives drilling activities for oil natural gas and other liquid hydrocarbons		40 years
Useful lives drilling activities for oil natural gas and other liquid hydrocarbons certain condition		5 years
Property, plant and equipment related to assignment agreement		$ 19,521		R$ 74,808	$ 19,306